UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street, Suite 645
          ---------------------------------
          Chicago, IL 60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Jonathan M. Mohrhardt  Chicago, IL              November 14, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     111
                                            ---------------------
Form 13F Information Table Value Total:     531,883
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
                                       2

                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 9/30/2011
            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
ABERDEEN ASIA PACIFIC INCOM     COM NEW            003009107     593      86,032  SH            SOLE                 86,032
ADAMS EXPRESS CO                  COM              006212104   8,364     908,104  SH            SOLE                908,104
AFFLIATED MANAGERS GROUP          COM              008252108     944      12,100  SH            SOLE                 12,100
ALLIANCEBERNSTEIN INCOME FUN      COM              01881E101  11,574   1,452,204  SH            SOLE              1,452,204
APOLLO COML REAL EST FIN INC      COM              03762U105   6,653     505,159  SH            SOLE                505,159
APOLLO SR FLOATING RATE FD I      COM              037636107   4,870     308,979  SH            SOLE                308,979
BLACKROCK BUILD AMER BD TR      SHS NEW            09248X100   7,291     360,922  SH            SOLE                360,922
BLACKROCK CREDIT ALL IN TR I    COM SHS            09249V103   5,212     527,537  SH            SOLE                527,537
BLACKROCK CREDIT ALL INC TR       COM              092508100  16,258   1,416,195  SH            SOLE              1,416,195
BLACKROCK CREDIT ALL INC TR       COM              09255H105   8,218     879,896  SH            SOLE                879,896
BLACKROCK CREDIT ALL INC TR       COM              09255J101   2,264     257,601  SH            SOLE                257,601
BLACKROCK DIVERS OME STRATE     COM NEW            09255W102     193      21,048  SH            SOLE                 21,048
BLACKROCK INCOME OPP TRUST I    COM NEW            092475102   1,089     111,054  SH            SOLE                111,054
BLACKROCK INCOME TR INC           COM              09247F100   2,102     291,594  SH            SOLE                291,594
BLACKROCK LTD DURATION INC T    COM SHS NEW        09249W101   1,518      95,510  SH            SOLE                 95,510
BOULDER GROWTH & INCOME FD I      COM              101507101   3,894     713,199  SH            SOLE                713,199
BOULDER TOTAL RETURN FD INC       COM              101541100   3,695     273,671  SH            SOLE                273,671
CALAMOS CONV & HIGH INCOME F    COM SHS            12811P108  11,719   1,055,804  SH            SOLE              1,055,804
CALAMOS CONV OPP AND INC FD     SH BEN INT NEW     128117108   3,517     309,849  SH            SOLE                309,849
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT     128125101   3,554     446,479  SH            SOLE                446,479
CENTRAL EUROPE & RUSSIA FD I      COM              153436100   2,740      90,000  SH            SOLE                 90,000
CLEARBRIDGE ENERGY MLP OPP F    COM NEW            18469P100     374      22,543  SH            SOLE                 22,543
CLOUGH GLOBAL EQUITY FD           COM              18914C100   6,249     535,437  SH            SOLE                535,437
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT         18914E106  12,801   1,213,386  SH            SOLE              1,213,386
COLONY FINL INC                   COM              19624R106   3,716     287,581  SH            SOLE                287,581
DIAMOND HILL FINL TRNDS FD I      COM              25264C101   1,473     195,344  SH            SOLE                195,344
DIVIDEND & INCOME FD INC        COM NEW            25538A105      62      17,761  SH            SOLE                 17,761
DTF TAX-FREE INCOME INC           COM              23334J107     479      30,953  SH            SOLE                 30,953
DWS GLOBAL HIGH INCOME FD         COM              23338W104   1,349     187,604  SH            SOLE                187,604
EAGLE CAP GROWTH FD INC           COM              269451100     108      16,994  SH            SOLE                 16,994
EATON VANCE ENHANCED EQ INC       COM              278274105   3,598     367,900  SH            SOLE                367,900
EATON VANCE FLTING RATE INC     COM NEW            278279104   3,202     227,233  SH            SOLE                227,233
EATON VANCE LTD DUR INCOME F      COM              27828H105   2,171     148,120  SH            SOLE                148,120
EATON VANCE RISK MNGD DIV EQ      COM              27829G106   5,659     516,789  SH            SOLE                516,789

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
EATON VANCE SH TM DR DIVR IN      COM              27828V104  2,692      167,277  SH            SOLE                167,277
EATON VANCE SR FLTNG RTE TR     COM NEW            27828Q105  3,726      262,238  SH            SOLE                262,238
EATON VANCE SR INCOME TR        SH BEN INT NEW     27826S103    359       56,811  SH            SOLE                 56,811
EATON VANCE TAX MNGD GBL DV       COM              27829F108 12,635    1,579,368  SH            SOLE              1,579,368
EATON VANCE TAX-ADV BD & OPT    COM SH BEN INT     27829M103  2,669      161,180  SH            SOLE                161,180
EATON VANCE TX MGD DIV EQ IN      COM              27828N102  6,028      706,625  SH            SOLE                706,625
EATON VANCE TX MNG BY WRT OP      COM              27828Y108  4,855      444,617  SH            SOLE                444,617
EATON VANCE TXMGD GL BUYWR O      COM              27829C105 13,177    1,350,049  SH            SOLE              1,350,049
ENERGY INCOME & GROWTH FD       COM NEW            292697109  3,135      123,711  SH            SOLE                123,711
FEDERATED ENHANC TREAS INCM     COM SH BEN INT     314162108  3,940      262,641  SH            SOLE                262,641
FIFTH STREET FINANCE CORP         COM              31678A103  5,621      603,111  SH            SOLE                603,111
FIRST TR SR FLG RTE INCM FD       COM              33733U108    419       31,189  SH            SOLE                 31,189
FIRST TR STRAT HGH INC FD II      COM              33735C106    525      132,167  SH            SOLE                132,167
FIRST TR STRTGC HIGH INCM FD      COM              337347108    488      141,450  SH            SOLE                141,450
GABELLI DIVD & INCOME TR          COM              36242H104  6,818      498,033  SH            SOLE                498,033
GABELLI HLTHCARE & WELLNESS       SHS              36246K103    237       35,429  SH            SOLE                 35,429
GENERAL AMERN INVS INC            COM              368802104  8,923      388,645  SH            SOLE                388,645
GUGGENHEIM BLD AMR BDS MNG D      COM              401664107  5,382      268,709  SH            SOLE                268,709
H & Q LIFE SCIENCES INVS        SH BEN INT         404053100  2,247      214,797  SH            SOLE                214,797
HELIOS ADVANTAGE INCOME FD I    COM NEW            42327W206     88       11,600  SH            SOLE                 11,600
HELIOS MULTI SEC HI INC FD I    COM NEW            42327Y202    153       29,876  SH            SOLE                 29,876
HELIOS STRATEGIC INCOME FD I      COM              42328A203    930      174,771  SH            SOLE                174,771
HIGHLAND CR STRATEGIES FD       COM NEW            43005Q107  3,626      584,855  SH            SOLE                584,855
ING PRIME RATE TR               SH BEN INT NEW     44977W106  9,250    1,806,556  SH            SOLE              1,806,556
INVESCO VAN KAMP DYN CRDT OP      COM              46132R104  4,890      459,134  SH            SOLE                459,134
INVESCO VAN KAMPEN SR INC TR      COM              46131H107  6,053    1,434,354  SH            SOLE              1,434,354
ISHARES TR                      S&P 100 IDX FD     464287101 25,054      487,153  SH            SOLE                487,153
ISHARES TR                      MSCI EMERG MKT     464287234  6,206      176,839  SH            SOLE                176,839
ISHARES TR                      MSCI EAFE INDEX    464287465  4,778      100,000  SH            SOLE                100,000
ISHARES TR                      RUSSELL1000GRW     464287614  3,183       60,537  SH            SOLE                 60,537
ISHARES TR                      S&P GLB100INDX     464287572  1,609       30,000  SH            SOLE                 30,000
KAYNE ANDERSON ENERGY DEV CO      COM              48660Q102  1,191       61,114  SH            SOLE                 61,114
LIBERTY ALL STAR EQUITY FD      SH BEN INT         530158104 18,210    4,441,481  SH            SOLE              4,441,481
LIBERTY ALL-STAR GROWTH FD I      COM              529900102    375      104,043  SH            SOLE                104,043
LMP CAP & INCOME FD INC           COM              50208A102  2,998      261,860  SH            SOLE                261,860
MACQUARIE GLBL INFRA TOTL RE      COM              55608D101  7,257      473,714  SH            SOLE                473,714

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
MONTGOMERY STR INCOME SECS I      COM              614115103  1,986      127,328  SH             SOLE               127,328
MORGAN STANLEY EM MKTS DM DE      COM              617477104  9,426      651,447  SH             SOLE               651,447
MORGAN STANLEY EMER MKTS DEB    COM NEW            61744H105    104       10,780  SH             SOLE                10,780
NEW AMER HIGH INCOME FD INC     COM NEW            641876800    175       19,386  SH             SOLE                19,386
NUVEEN BUILD AMER BD FD         COM NEW            67074C103  1,470       73,668  SH             SOLE                73,668
NUVEEN BUILD AMER BD OPPTNY       COM              67074Q102    614       29,058  SH             SOLE                29,058
NUVEEN FLOATING RATE INCOME       COM              67072T108  1,517      149,745  SH             SOLE               149,745
NUVEEN INSD MUN OPPORTUNITY     COM NEW            670984103    151       10,500  SH             SOLE                10,500
NUVEEN MULT STRAT INC GR FD     COM SHS            67073D102 16,247    2,066,998  SH             SOLE             2,066,998
NUVEEN MULTI CURR ST GV INCM      COM              67090N109    998       76,724  SH             SOLE                76,724
NUVEEN MULTI STRAT INC & GR       COM              67073B106 10,433    1,391,060  SH             SOLE             1,391,060
NUVEEN MUN HIGH INC OPPTY FD      COM              670683101    167       15,281  SH             SOLE                15,281
NUVEEN MUN HIGH INCOME OPP F    COM NEW            670682103    170       14,691  SH             SOLE                14,691
PIMCO INCOME OPPORTUNITY FD       COM              72202B100  9,984      405,706  SH             SOLE               405,706
PIMCO INCOME STRATEGY FUND        COM              72201H108    737       73,446  SH             SOLE                73,446
PIMCO INCOME STRATEGY FUND I      COM              72201J104 13,236    1,509,265  SH             SOLE             1,509,265
PIONEER DIV HIGH INCOME TRUS    COM BENE INTER NEW 723653101    791       42,581  SH             SOLE                42,581
POWERSHARES ETF TRUST           FTSE RAFI 1000     73935X583 16,021      327,568  SH             SOLE               327,568
PUTNAM MASTER INTER INCOME T    SH BEN INT         746909100    157       31,123  SH             SOLE                31,123
RMR ASIA PAC REAL EST FD NEW      COM              76970B101  1,134       85,096  SH             SOLE                85,096
ROYCE FOCUS TR                    COM              78080N108  2,962      490,419  SH             SOLE               490,419
ROYCE VALUE TR INC                COM              780910105 20,016    1,806,506  SH             SOLE             1,806,506
RYDEX ETF TRUST                 TOP 50 ETF         78355W205  9,770      118,563  SH             SOLE               118,563
SPDR S&P 500 ETF TR             TR UNIT            78462F103  7,232       63,914  SH             SOLE                63,914
SPDR SERIES TRUST               BRCLYS CAP CONV    78464A359  3,955      111,000  SH             SOLE               111,000
SPDR SERIES TRUST               NUVN BRCLY MUNI    78464A458    213        9,082  SH             SOLE                 9,082
SPECIAL OPPORTUNITIES FD INC      COM              84741T104  2,735      190,578  SH             SOLE               190,578
SUNAMERICA FCSED ALPHA GRW F      COM              867037103  6,641      376,477  SH             SOLE               376,477
TCW STRATEGIC INCOME FUND IN      COM              872340104  6,048    1,214,541  SH             SOLE             1,214,541
TEMPLETON EMERGING MKTS FD I      COM              880191101  1,681      100,000  SH             SOLE               100,000
TORTOISE CAP RES CORP             COM              89147N304  3,314      441,828  SH             SOLE               441,828
TRI CONTL CORP                    COM              895436103 12,674      996,396  SH             SOLE               996,396
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF   922042858  6,281      175,300  SH             SOLE               175,300
VANGUARD TAX-MANAGED INTL FD    MSCI EAFE ETF      921943858  7,468      247,860  SH             SOLE               247,860
WELLS FARGO ADVANTAGE MULTI     COM SHS            94987D101  7,160      503,846  SH             SOLE               503,846
WESTERN ASSET CLYM INFL OPP       COM              95766R104  3,334      263,992  SH             SOLE               263,992

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
WESTERN ASSET EMRG MKT INCM     COM NEW            95766E103    248       19,529  SH             SOLE                19,529
WESTERN ASSET GLB PTNRS INCO    COM NEW            95766G108    165       14,763  SH             SOLE                14,763
WESTERN ASSET GLOBAL CP DEFI      COM              95790C107  5,071      293,289  SH             SOLE               293,289
WESTERN ASSET INFL MGMT FD I    COM NEW            95766U107  1,161       66,631  SH             SOLE                66,631
ZWEIG TOTAL RETURN FD INC         COM              989837109 11,006    3,632,391  SH             SOLE             3,632,391
TOTAL                                                       531,883